OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other Assets [Abstract]
Assets arising from reinsurance contracts held (notes 31 and 33)	£ 602	£ 714
Deferred acquisition and origination costs	104	81
Settlement balances	720	700
Corporate pension asset	7,786	6,645
Investments in joint ventures and associates	65	59
Other assets and prepayments	4,260	4,556
Total other assets	£ 13,537	£ 12,755